Employee Costs - Summary of Cost of Share-based Incentive Plans (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	£ 432	£ 393	£ 347
Share Value Plan [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	302	304	276
Performance Share Plan [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	58	49	47
Share option plans [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	4	4	4
Cash settled and other plans [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	£ 68	£ 36	£ 20